RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Account receivables - related party	$ 1,941,723	$ 1,427,829
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Account receivables - related party	3	2
Blue Hat Fujian [Member]
Related Party Transaction [Line Items]
Account receivables - related party	1,559,671
Blue Hat Pingxiang [Member]
Related Party Transaction [Line Items]
Account receivables - related party	39,070
Fujian Lanyuncanghai Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Account receivables - related party	342,979
Xiamen Jiuqiao Tech [Member]
Related Party Transaction [Line Items]
Account receivables - related party		$ 1,427,827